Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Expected Future Principal Payments for Borrowings

The expected future principal payments for all borrowings as of December 31, 2020 is as follows (in thousands):

(in thousands)	Contractual maturity
2021	$—
2022	—
2023	186,375

Debt and issuance costs	186,375
Unamortized debt issuance costs	(3,707)

Total long-term debt	$182,668